FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ 82.0	$ (158.0)	$ 1,220.0
Portfolio investment horizon	10 years
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ (45.0)	(70.0)
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	0.0	22.0
Net investment hedges in foreign operations
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0.0	$ 0.0